BASIS OF PREPARATION (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
BASIS OF PREPARATION [Abstract]
BASIS OF PREPARATION
2.	BASIS OF PREPARATION
The interim financial information for the six months ended June 30, 2023 (“Interim Financial Information”) has been prepared in accordance with the same accounting policies adopted in the Group’s consolidated financial statements for the years ended December 31, 2020, 2021 and 2022 (“Annual Financial Statements”).
The Interim Financial Information comprises condensed consolidated statements of financial position, condensed consolidated statements of operations and comprehensive loss, condensed consolidated statements of changes in equity, condensed consolidated statements of cash flows, and notes to the condensed consolidated financial statements for the six months ended June 30, 2023. The Interim Financial Information has not been audited.
The Interim Financial Information has been prepared in accordance with International Accounting Standard (“IAS”) 34 ‘Interim Financial Reporting’ issued by the International Accounting Standards Board and should be read in conjunction with the Annual Financial Statements, which have been prepared in accordance with International Financial Reporting Standards as issued by International Accounting Standards Board (“IFRS as issued by IASB”). The preparation of an interim financial information in conformity with IAS 34 requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses on a year-to-date basis. Actual results may differ from these estimates.
This Interim Financial Information contains selected explanatory notes. The notes include an explanation of events and transactions that are significant to an understanding of the changes in financial position and performance of the Group for the six months ended on June 30, 2023. The Interim Financial Information and notes thereon do not include all of the information required for a full set of financial statements prepared in accordance with IFRSs.

a.	Basis of preparation
The accompanying consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated historical financial statements comprise the following financial information:
•
the combined results of operations of the Bitdeer Business during the year ended December 31, 2020, and the period from January 1, 2021 to April 15, 2021 (the “Carve-out Period”), which have been prepared on a carve-out basis; and

•
the consolidated financial position of the Group as of December 31, 2021 and 2022 and the consolidated results of operations of the Group for the period from April 16, 2021 to December 31, 2021 and for the year ended December 31, 2022, which have been prepared on a consolidated basis (together, the “consolidated financial statements”).

Preparing combined financial statements of Bitdeer Business on a carve-out basis
Pursuant to the Reorganization discussed in Note 1, the Group prepared the combined financial statements to capture the stand-alone Bitdeer Business, which has historically operated as part of Bitmain. The Group also excluded the assets, liabilities, operation results and cash flows of BTC.com Pool Business from its combined financial statements as a result of the Reorganization. The combined financial statements have not historically been prepared for the Bitdeer business.
In preparing the combined historical financial information, certain accounting conventions commonly used for the preparation of combined historical financial information have been applied. The term “combined financial statements” is used when referring to financial information prepared by aggregating financial statements of separate entities or components of groups that fail to meet the definition of a “group” under IFRS 10 Consolidated financial statements. A key assumption underlying the preparation of combined financial statements is that there is a binding element for the economic activities throughout the period presented. The combined financial statements of the Group have been prepared by aggregating the financial information of the Bitdeer Business that was bound together by common control but was not a legal group. Intra-group transactions and the balances and unrealized gains or losses have been eliminated in the preparation of the combined financial statements.
The combined financial statements of the Bitdeer Business are derived from the historical accounting records of Bitmain on the following basis:
(i)
The combined statements of operations and comprehensive income / (loss) of the Bitdeer Business include all revenues and costs directly attributable to the Bitdeer Business. These include certain common operating and administrative expenses incurred by the Bitdeer Business in conjunction with other business operations of Bitmain and BTC, including financial, human resources, office administration and other support functions. These costs have been allocated on a basis considered reasonable by management using either specific identification or proportional allocations based on usage, headcount, or other reasonable methods of allocation. Income tax expense was estimated based on the statutory tax rate, adjusted as appropriate for the effects of known non-taxable and non-deductible items reported in the combined statements of operations and comprehensive income / (loss) as described above. However, the combined financial statements of the Bitdeer Business may not reflect the actual costs that would have been incurred and may not be indicative of the Bitdeer Business’s combined results of operations, financial position, and cash flows had it been operating on a separate, stand-alone basis during the periods presented.

(ii)
The Bitdeer Business did not comprise a separate legal entity or group of entities during the Carve-out Period. Therefore, it is not meaningful to present share capital or an analysis of reserves. The Group’s equity balance represented the excess or deficits of total assets over total liabilities and was presented as invested capital in the consolidated statements of financial position. Transactions between the Bitdeer Business, Bitmain and BTC during the Carve-out Period were accounted for as related party transactions. Changes in net assets attributed to the Group are presented separately in the consolidated statement of changes in invested capital and equity through the line item “deemed contribution from / (distribution to) related parties”. Equity transactions reflecting the internal financing between Bitdeer Business, Bitmain and BTC are included in the financing activities, presented as deemed contribution from / (distribution to) related parties, in the consolidated statements of cash flows.

Consolidation
Subsequent to the Carve-out Period, the Group’s financial information is prepared on a consolidated basis, for which the consolidation policies are described below.
Subsidiaries are all entities over which the Group has control. The Group controls an entity where the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
Inter-company transactions, balances and unrealized gains on transactions between the Company and its subsidiaries are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. The accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
Restatement of prior years’ financial statements
Presentation on the sale of mining machines
During 2021, the Group identified an error in presenting the revenue from the sale of the mining machine as the difference between the selling price and the remaining net book value of the associated mining machine under IAS 16 Property, plant and equipment. As the sale of mining machines represents contracts with customers in the Group’s ordinary course of business, the transactions should have been accounted for under IFRS 15 Revenue from contracts with customers. Revenue from the sale of mining machines should have been recognized at the amount of promised consideration to which the Group is expected to be entitled, and the cost of revenue should have been recognized at the net book value of the mining machines sold. See Note 2(q) for a detailed discussion on the revenue recognition policy associated with the sale of mining machines. The previously reported combined financial statements for the year ended December 31, 2020 are restated to correct the above error.
Cash flow presentation on the disposal of cryptocurrencies earned from revenue arrangements
The Group restated the presentation of disposal of cryptocurrencies earned from revenue arrangements from operating activities to investing activities for the year ended December 31, 2021 as IAS 7 has indicated receipts from sales of intangible assets and debt investments are expected to be classified as investing activities. See Note 2(h) for the accounting policy related to the disposal of cryptocurrencies. The previously reported combined statements of cash flows for the year ended December 31, 2020 have been presented consistently with the current period’s presentation.
The effects of the above adjustments on the consolidated statements of operations and comprehensive income / (loss) for the year ended December 31, 2020 and the consolidated statements of cash flows for the years ended December 31, 2020 and 2021 are presented below. These adjustments did not have any impact on the net loss or the consolidated statement of financial position for the periods presented.
Restated consolidated statements of operations and comprehensive income / (loss)

	2020	2020	2020
In thousands of USD	As previously reported	Effect of adjustment – sale of mining machines	As restated
Revenue	168,850	17,537	186,387
Cost of revenue	(192,027)	(17,537)	(209,564)
Restated consolidated statements of cash flows

	2020	2020	2020
In thousands of USD	As previously reported	Effect of adjustment— sale of mining machines	As restated
Cash flows from operating activities	(124,395)	15,219	(109,176)
Cash flows from investing activities	77,961	(15,219)	62,742

	2021	2021	2021
In thousands of USD	As previously reported	Effect of adjustment— disposal of cryptocurrencies	As restated
Cash flows from operating activities	454,656	(507,122)	(52,466)
Cash flows from investing activities	(112,553)	507,122	394,569
Reclassification
Certain prior year amounts have been reclassified to conform to the current year presentation. These reclassifications had no impact on net earnings and financial position.